May 5, 2009

VIA EDGAR

Securities and Exchange Commission
100 F Street, NE
Washington, DC  20549

Attention:        Office of Filings, Information & Consumer Services

RE:               The Gabelli Value Fund Inc. (the "Fund")
                  File Nos. 33-30139 AND 811-05848
                  ----------------------------------------


Dear Sir or Madam:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectus and Statement of Additional Information for the above-referenced Fund do not differ from that contained in Post-Effective Amendment No. 25 (the "Amendment") to the Fund's Registration Statement on Form N-1A. This Amendment was filed electronically on April 30, 2009 (Accession # 0000935069-09-001133).

     If you have any questions, concerning this filing, you may contact the undersigned at (617) 338-4782.


                                                      Very truly yours,


                                                      /s/ PETER R. BROWN
                                                      ------------------
                                                      Peter R. Brown
                                                      Regulatory Administration



cc:      B. Alpert
         R. DiMartino, Esq.
         D. James
         A. Lonergan